Average Annual Total Returns - PROFUND VP SHORT MID-CAP	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P MidCap 400® OneYear		S&P MidCap 400® FiveYears		S&P MidCap 400® TenYears
Total	(26.65%)	(15.29%)	(14.79%)	Nov. 22, 2004	13.66%	[1]	12.35%	[1]	11.51%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.